SUMMARY OF MATERIAL ACCOUNTING POLICIES - Schedule of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 252,464	$ 137,276
Ireland
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	130,934	108,794
United States
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	120,343	27,232
Other
Disclosure Of Geographical Areas [Line Items]
Noncurrent assets excluding deferred tax assets	$ 1,187	$ 1,250